Loans and Leases (Activity in the Allowance for Loan Losses by Portfolio Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 3,345	$ 3,834	$ 3,840
Loans individually evaluated for impairment	2,917	6,012
Loans collectively evaluated for impairment	372,545	347,452
Loans acquired with deteriorated credit quality	624	786
Total ending loans and leases balance	376,086	354,250
Allowance for loan losses, attributable to loans individually evaluated	1,018	1,371
Allowance for loan losses, collectively evaluated	2,327	2,463
Provision charged to expenses	(750)	382	(430)
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	896	893	199
Loans individually evaluated for impairment	937	2,192
Loans collectively evaluated for impairment	62,782	64,092
Loans acquired with deteriorated credit quality		43
Total ending loans and leases balance	63,719	66,327
Allowance for loan losses, attributable to loans individually evaluated	399	528
Allowance for loan losses, collectively evaluated	497	365
Provision charged to expenses	55	971	(564)
Commercial and Multi-Family Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	1,876	2,540	3,255
Loans individually evaluated for impairment	1,980	3,820
Loans collectively evaluated for impairment	216,933	201,481
Loans acquired with deteriorated credit quality	573	669
Total ending loans and leases balance	219,486	205,970
Allowance for loan losses, attributable to loans individually evaluated	619	843
Allowance for loan losses, collectively evaluated	1,257	1,697
Provision charged to expenses	(969)	(767)	(4)
Residential 1-4 Family Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	542	373	363
Loans collectively evaluated for impairment	88,818	78,022
Loans acquired with deteriorated credit quality	51	74
Total ending loans and leases balance	88,869	78,096
Allowance for loan losses, collectively evaluated	542	373
Provision charged to expenses	160	166	126
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	31	28	23
Loans collectively evaluated for impairment	4,012	3,857
Total ending loans and leases balance	4,012	3,857
Allowance for loan losses, collectively evaluated	31	28
Provision charged to expenses	$ 4	$ 12	$ 12